Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of defined benefit plan expense recognized in profit or loss

	December 31, 2018	December 31, 2017	December 31, 2016
Salaries	2,542,952	3,761,171	3,662,180
Pension costs	108,978	378,588	342,805
Other social benefits	188,138	277,468	301,537
Share based payments costs	27,730	354,851	290,783
Recruitment costs	—	125,731	391,035
Other personnel expenditures	(130,895)	(26,439)	40,827
Total employee benefits	2,736,903	4,871,370	5,029,167

Disclosure of net defined benefit liability (asset)
Change in fair value of plan assets

	2018	2017
Fair value of plan assets at January 1	6,036,647	5,030,407
Interest income	36,304	37,500
Return on plan assets excluding interest income	(634,190)	332,759
Employer contributions	146,245	236,074
Plan participants' contributions	146,245	236,074
Transfer-out amounts	(3,367,834)	(440,950)
Transfer-in amounts of new employees	79,930	622,205
Administration expense	(6,009)	(17,422)
Fair value of plan assets at December 31	2,437,338	6,036,647

Net defined benefit liability recognized in the statement of financial position

	December 31, 2018	December 31, 2017
Present value of funded defined benefit obligation	3,085,625	7,999,617
Fair value of plan assets	(2,437,338)	(6,036,647)
Net defined benefit liability	648,287	1,962,970

Change in defined benefit obligation

	2018	2017
Defined benefit obligation at January 1	7,999,617	7,122,841
Service costs	90,162	348,172
Plan participants' contribution	144,287	236,074
Interest cost	50,845	50,494
Actuarial losses	(1,911,382)	60,781
Transfer-out amounts	(3,367,834)	(440,950)
Transfer-in amounts of new employees	79,930	622,205
Defined benefit obligation at December 31	3,085,625	7,999,617

Disclosure of defined benefit plans
Defined Benefit Cost

	2018	2017	2016
Service cost	90,162	348,172	319,173
Net interest expense	14,541	12,994	14,922
Administration expense	6,009	17,422	8,710
Total defined costs for the year recognized in profit or loss	110,712	378,588	342,805

Remeasurement of the Defined Benefit Liability

	2018	2017	2016
Actuarial loss (gain) arising from changes in financial assumptions	(119,117)	(150,552)	412,396
Actuarial loss arising from experience adjustments	(1,792,265)	211,331	264,417
Actuarial gain arising from demographic assumptions	—	—	(258,876)
Return on plan assets excluding interest income	634,190	(332,759)	(23,835)
Total defined benefit cost for the year recognized in the other comprehensive loss	(1,277,192)	(271,980)	394,102

Assumptions

At December 31	2018	2017	2016
Discount rate	0.95%	0.80%	0.70%
Future salary increase	1.10%	1.10%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG 2015G

Disclosure of sensitivity analysis for actuarial assumptions
Sensitivity analysis
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

December 31,	2018	2017
Change in assumption	0.25 % increase	0.25 % increase
Discount rate	(138,606)	(354,477)
Salary increase	13,121	49,707
Pension indexation	65,943	189,965
Change in assumption	+ 1 year	+ 1 year
Life expectancy	60,369	182,977